UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2014

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

U.S. Government Agencies & Obligations 20.28%
Basic Materials 1.04%
Consumer Discretionary 8.78%
Consumer Staples 11.86%
Energy 6.91%
Financial Services 12.21%
Health Care 14.85%
Industrial Goods 5.89%
Options 1.54%
Technology 7.47%
Telecommunications 0.75%
Utilities 4.29%
Cash Equivalents 4.13%

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

COMMON STOCKS - 74.05%

Basic Material - 1.04%
62,200	Goldcorp, Inc. (Canada)	$ 1,432,466

Consumer Discretionary - 8.78%
6,300	AutoZone, Inc. *	3,210,858
56,800	Jarden Corp. *	3,414,248
284,200	J. C. Penney Co., Inc. *	2,853,368
42,150	Target Corp.	2,641,962
		12,120,436
Consumer Staples - 11.86%
16,900	Altria Group, Inc.	776,386
115,600	ConAgra Foods, Inc.	3,819,424
57,080	CVS Caremark Corp.	4,542,997
51,800	General Mills, Inc.	2,613,310
89,000	The Kroger Co.	4,628,000
		16,380,117
Energy - 6.91%
30,310	Chevron Corp.	3,616,589
30,600	Exxon Mobil Corp.	2,877,930
80,900	Marathon Oil Corp.	3,041,031
		9,535,550
Financial Services - 12.21%
71,840	Allstate Corp.	4,408,821
43,330	Aon Corp.	3,798,741
42,520	Travelers Companies, Inc.	3,994,329
111,460	US Bancorp, Inc.	4,662,372
		16,864,263
Health Care - 14.85%
15,450	Amgen, Inc.	2,170,107
42,500	Johnson & Johnson	4,530,075
56,241	Merck & Co., Inc.	3,333,966
58,600	Mylan, Inc. *	2,665,714
128,354	Pfizer, Inc.	3,795,428
46,530	UnitedHealth Group, Inc.	4,013,213
		20,508,503
Industrial Goods - 5.89%
29,020	3M Co.	4,111,554
43,220	Honeywell International, Inc.	4,024,646
		8,136,200

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

Technology - 7.47%
15,700	International Business Machines Corp.	$ 2,980,331
105,500	Microsoft Corp.	4,890,980
63,740	Oracle Corp.	2,439,967
		10,311,278
Telecommunications - 0.75%
29,450	AT&T, Inc.	1,037,818

Utilities - 4.29%
74,910	American Electric Power Co, Inc.	3,911,051
46,200	Southern Co.	2,016,630
		5,927,681

TOTAL FOR COMMON STOCKS (Cost $60,339,468) - 74.05%		102,254,312

PUT OPTIONS - 1.53% *

Shares Subject to Put
	Underlying Security
	Expiration Date/Exercise Price	Value

	SPDR S&P 500 ETF Trust Fund
300,000	October 2014 Put @ 193.00	387,000

	SPDR S&P 500 ETF Trust Fund
200,000	November 2014 Put @ 186.00	318,000

	SPDR S&P 500 ETF Trust Fund
700,000	November 2014 Put @ 189.00	1,414,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,698,230) - 1.53%		2,119,000

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 20.27%
28,000,000	U.S. Government Treasury Bill, 11/13/2014, 0.00%	27,999,496

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $27,998,654) - 20.27%		27,999,496

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

SHORT TERM INVESTMENTS - 4.13%
5,706,676	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	5,706,676

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,706,676) - 4.13%		5,706,676

TOTAL INVESTMENTS (Cost $95,743,028) - 99.98%		138,079,484

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%		30,544

NET ASSETS - 100.00%		$ 138,110,028

** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $95,743,028)	$ 138,079,484
Cash	78,891
Receivables:
Shareholder Subscriptions	93,512
Dividends and Interest	89,068
Total Assets	138,340,955
Liabilities:
Shareholder Redemptions	103,785
Due to Advisor	102,264
Administrative Fees	11,990
Distribution Fees	12,888
Total Liabilities	230,927
Net Assets	$ 138,110,028

Net Assets Consist of:
Paid In Capital	$ 125,180,608
Accumulated Undistributed Net Investment Income	528,733
Accumulated Realized Loss on Investments	(29,935,769)
Unrealized Appreciation in Value of Investments	42,336,456
Net Assets, for 11,087,740 Shares Outstanding	$ 138,110,028

Class I Shares:
Net Assets	$ 77,903,316
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	6,195,666
Net asset value, offering price, and redemption price per share	$ 12.57

Class N Shares:
Net Assets	$ 58,310,625
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	4,741,241
Net asset value, offering price, and redemption price per share	$ 12.30

Class R Shares:
Net Assets	$ 1,896,087
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	150,833
Net asset value, offering price, and redemption price per share	$ 12.57

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $2,799)	$ 1,170,297
Interest	16,409
Total Investment Income	1,186,706

Expenses:
Advisory Fees	623,959
Distribution (12b-1) Fees	113,417
Administration Fees	74,547
Total Expenses	811,923

Net Investment Income	374,783

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	7,628,190
Options	(6,987,149)
641,041
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,110,121)
Options	877,490
(3,232,631)

Net Realized and Unrealized Loss on Investments and Options	(2,591,590)

Net Decrease in Net Assets Resulting from Operations	$ (2,216,807)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	9/30/2014	3/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 374,783	$ 948,917
Net Realized Gain (Loss) on Investments and Options	641,041	(194,627)
Unrealized Appreciation (Depreciation) on Investments and Options	(3,232,631)	5,006,805
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,216,807)	5,761,095

Distributions to Shareholders:
Net Investment Income:
Class I Shares	-	(298,497)
Class N Shares	-	(739,743)
Class R Shares	-	(9,849)
Total Distributions Paid to Shareholders	-	(1,048,089)

Capital Share Transactions	5,129,739	(18,659,558)

Total Increase (Decrease)	2,912,932	(13,946,552)

Net Assets:
Beginning of Period	135,197,096	149,143,648

End of Period (Including Undistributed Net Investment Income of $528,733 and $153,950, respectively)
	$138,110,028	$135,197,096

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 9/30/2014					Period Ended 3/31/2010*

		Years Ended
		3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011

Net Asset Value, at Beginning of Period	$ 12.77	$ 12.33	$ 12.42	$ 12.60	$ 12.00	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.05	0.11	0.13	0.13	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.25)	0.45	(0.07)	(0.26)	0.50	1.61
Total from Investment Operations	(0.20)	0.56	0.06	(0.13)	0.65	1.75

Distributions:
Net Investment Income	-	(0.12)	(0.15)	(0.05)	(0.05)	(0.06)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.12)	(0.15)	(0.05)	(0.05)	(0.06)

Net Asset Value, at End of Year	$ 12.57	$ 12.77	$ 12.33	$ 12.42	$ 12.60	$ 12.00

Total Return ***	(1.57)%	4.56%	0.56%	(1.02)%	5.44%	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 77,903	$33,952	$29,750	$45,411	$ 8,372	$ 1,178
Ratio of Expenses to Average Net Assets****	0.99%	0.99%	0.99%	0.99%	0.99%	0.98%
Ratio of Net Investment Income to Average Net Assets****	0.72%	0.89%	1.10%	1.08%	1.20%	1.52%
Portfolio Turnover	10.18%	6.91%	2.84%	35.30%	28.99%	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

****Annualized for period less than one year.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 9/30/2014

		Years Ended
		3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011	3/31/ 2010

Net Asset Value, at Beginning of Period	$ 12.50	$12.08	$ 12.16	$ 12.41	$ 11.89	$ 9.07

Income From Investment Operations:
Net Investment Income *	0.03	0.08	0.10	0.10	0.11	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.23)	0.43	(0.05)	(0.28)	0.50	2.82
Total from Investment Operations	(0.20)	0.51	0.05	(0.18)	0.61	2.95

Distributions:
Net Investment Income	-	(0.09)	(0.13)	(0.07)	(0.09)	(0.13)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.09)	(0.13)	(0.07)	(0.09)	(0.13)

Net Asset Value, at End of Year	$ 12.30	$12.50	$ 12.08	$ 12.16	$ 12.41	$ 11.89

Total Return **	(1.60)%	4.25%	0.45%	(1.45)%	5.15%	32.58%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 58,311	$99,266	$116,935	$190,031	$139,012	$99,789
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%	1.25%	1.27%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.63%	0.83%	0.79%	0.91%	1.23%
Portfolio Turnover	10.18%	6.91%	2.84%	35.30%	28.99%	36.90%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 9/30/2014				Period Ended 3/31/2011*

		Years Ended
		3/31/ 2014	3/31/ 2013	3/31/ 2012

Net Asset Value, at Beginning of Period	$ 12.80	$ 12.37	$ 12.35	$ 12.51	$ 12.18

Income From Investment Operations:
Net Investment Income **	0.01	0.05	0.07	0.07	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)	0.44	0.02	(0.21)	0.29
Total from Investment Operations	(0.23)	0.49	0.09	(0.14)	0.33

Distributions:
Net Investment Income	-	(0.06)	(0.07)	(0.02)	-
Realized Gains	-	-	-	-	-
Total from Distributions	-	(0.06)	(0.07)	(0.02)	-

Net Asset Value, at End of Year	$ 12.57	$ 12.80	$ 12.37	$ 12.35	$ 12.51

Total Return ***	(1.80)%	3.98%	0.77%	(1.12)%	2.71%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,896	$ 1,979	$ 2,459	$ 2,229	$ 329
Ratio of Expenses to Average Net Assets****	1.50%	1.50%	1.50%	1.50%	1.45%
Ratio of Net Investment Income to Average Net Assets****	0.20%	0.37%	0.59%	0.55%	1.14%
Portfolio Turnover	10.18%	6.91%	2.84%	35.30%	28.99%

* For the Period December 29, 2010 (commencement of investment operations) through March 31, 2011.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

****Annualized for period less than one year.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Forester Value Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 6 for additional disclosures on derivative investments at September 30, 2014.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government securities - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2014:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 102,254,312	$ -	$ -	$ 102,254,312
Put Options	2,119,000	-	-	2,119,000
U.S. Government Agencies and Obligations	27,999,496	-	-	27,999,496
Short-Term Investments:
Fidelity Institutional Treasury	5,706,676	-	-	5,706,676
	$ 138,079,484	$ -	$ -	$ 138,079,484

The Fund did not hold any Level 3 assets during the six months ended September 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the six months ended September 30, 2014, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2014, the Fund paid the Advisor a management fee of $228,928 for Class

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

I, $386,296 for Class N, and $8,735 for Class R. The Fund owes the Advisor $102,264 for management fees as of September 30, 2014.

The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2014, the Fund paid the Advisor a fee of $25,722 for Class I, $47,745 for Class N and $1,080 for Class R.  The Fund owed the Advisor $11,990 at September 30, 2014 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2014, the Fund paid $108,510 for Class N and $4,907 for Class R. The Fund owed the Advisor $12,888 at September 30, 2014 for distribution fees.

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, aggregated $10,359,007 and $15,833,149, respectively. Purchases and sales of U.S. Government Securities aggregated $27,994,462 and $20,012,000, respectively. Purchases and sales of options aggregated $16,128,900 and $8,490,241, respectively.

6.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2014, the Fund had put options valued at $2,119,000.

Transactions in call and put options purchased during the six months ended September 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2014	8,000	$ 1,046,720
Options purchased	95,000	16,128,900
Options written	-	-
Options exercised	-	-
Options expired	(2,000)	(105,500)
Options terminated in closing purchase transaction	(89,000)	(15,371,890)
Options outstanding at September 30, 2014	12,000	$ 1,698,230

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2014 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Loss on Options	$(6,987,149)	Net Change in Unrealized Appreciation on Options	$877,490

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2014, there were 5,000,000,000 shares of capital stock for the Company with a par value of $.0001 authorized. The total par value and paid in capital totaled $125,180,608.  Transactions in capital stock were as follows:

CLASS I SHARES	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	4,076,465	$ 51,621,192	1,468,117	$ 18,244,224
Shares issued in reinvestment of dividends	-	-	10,656	133,835
Shares redeemed	(540,124)	(6,830,542)	(1,231,591)	(15,352,274)
Net increase	3,536,341	$ 44,790,650	247,182	$ 3,025,785

CLASS N SHARES	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	903,999	$ 11,223,528	1,655,572	$ 20,147,494
Shares issued in reinvestment of dividends	-	-	58,433	719,315
Shares redeemed	(4,102,199)	(50,835,357)	(3,451,691)	(42,006,749)
Net decrease	(3,198,200)	$ (39,611,829)	(1,737,686)	$ (21,139,940)

CLASS R SHARES	Six months ended September 30, 2014		Year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	16,296	$ 206,578	37,500	$ 467,124
Shares issued in reinvestment of dividends	-	-	781	9,849
Shares redeemed	(20,135)	(255,660)	(82,435)	(1,022,376)
Net increase (decrease)	(3,839)	$ (49,082)	(44,154)	$ (545,403)

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2014 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income		$ 153,950

Capital loss carry forwards +

Expiration:	Short-Term	Long-Term
3/31/2018	$ (731,668)	$ -
3/31/2019	(932,573)	-
Indefinite	(21,733,302)	(7,122,018)
Total Capital Loss Carry Forwards	$(23,397,543)	$(7,122,018)

As of September 30, 2014 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities	$ 42,812,122
Gross unrealized depreciation on investment securities	(475,666)
Net unrealized appreciation on investment securities	$ 42,336,456

Tax cost of investment securities, including short-term investments *	$ 95,743,028

+The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

*The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2014 and 2013 are as follows:

Ordinary income:	2014	2013
Class I Shares	$ 298,497	$ 513,946
Class N Shares	739,743	1,483,905
Class R Shares	9,849	15,020

On December 27, 2013 distributions of $.12, $.09, and $.06 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $1,048,089 paid to shareholders of record on the same date, from net investment income.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

On December 28, 2012 distributions of $.15, $.13, and $.07 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $2,012,871 paid to shareholders of record on the same date, from net investment income.

There were no distributions paid during the six months ended September 30, 2014.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2014, UBS Financial Services, Inc., for the benefit of others, in aggregate, owned approximately 33.45% of the Fund and may be deemed to control the Fund.

10.) NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2014	September 30, 2014	April 1, 2014 through September 30, 2014

Actual	$1,000.00	$984.34	$4.92
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2014	September 30, 2014	April 1, 2014 through September 30, 2014

Actual	$1,000.00	$984.00	$6.22
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2014	September 30, 2014	April 1, 2014 through September 30, 2014

Actual	$1,000.00	$982.03	$7.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2014 (UNAUDITED)

 The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 54	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 56	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 55	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2014.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2014

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Basic Materials
1.12%
Consumer Discretionary
2.99%
Consumer Staples
8.52%
Energy
3.46%
Financial Services
6.76%
Health Care
7.96%
Industrial Goods
2.38%
Technology
2.14%
Telecommunications
3.69%
Utilities
2.12%
U.S. Government Agencies & Obligations
33.27%
Cash Equivalents
25.59%

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

COMMON STOCKS - 41.52%

Basic Materials - 1.13%
4,390	Goldcorp, Inc. (Canada)	$ 101,102

Consumer Discretionary - 3.02%
4,700	Michelin ADR	88,219
15,170	Panasonic Corp. ADR	181,737
		269,956
Consumer Staples - 8.60%
1,835	Diageo Plc. (United Kingdom)	211,759
2,760	Imperial Tobacco Group Plc. (United Kingdom)	239,485
3,700	Svenska Cellulosa AB ADR	87,838
5,460	Unilever Plc. ADR	228,774
		767,856
Energy - 3.50%
4,200	Statoil ASA ADR	114,072
2,400	Suncor Energy, Inc. (Canada)	86,760
1,730	Total SA ADR	111,498
		312,330
Financial Services - 6.82%
5,650	AXA Group ADR	139,103
3,180	HSBC Holdings Plc. ADR	161,798
3,440	Prudential Plc. ADR	153,114
3,140	The Toronto-Dominion Bank NY (Canada)	155,085
		609,100
Health Care - 8.03%
950	Astrazeneca Plc. ADR	67,868
2,730	GlaxoSmithKline Plc. ADR	125,498
4,690	Sanofi ADR	264,657
4,830	Teva Pharmaceutical Industries Ltd. ADR	259,613
		717,636
Industrial Goods - 2.40%
1,800	Siemens AG ADR *	214,326

Technology - 2.16%
2,670	SAP AG ADR	192,667

Telecommunications - 3.72%
1,400	BT Group Plc. ADR	86,072
7,920	Nippon Telegraph & Telephone Corp. ADR	246,391
		332,463

* Non-income producing security during the period.

ADR- American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Value

Utilities - 2.14%
2,660	National Grid Plc. ADR	$ 191,201

TOTAL FOR COMMON STOCKS (Cost $3,007,184) - 41.52%		3,708,637

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 33.58%
3,000,000	U.S. Government Treasury Bill, 11/13/2014, 0.00%	2,999,946

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $2,999,854) - 33.58%		2,999,946

SHORT TERM INVESTMENT - 25.83%
2,306,985	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	2,306,985

TOTAL FOR SHORT TERM INVESTMENT (Cost $2,306,985) - 25.83%		2,306,985

TOTAL INVESTMENTS (Cost $8,314,023) - 100.93%		9,015,568

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.93)%		(82,984)

NET ASSETS - 100.00%		$ 8,932,584

ADR- American Depositary Receipt

** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $8,314,023)	$ 9,015,568
Receivables:
Shareholder Subscriptions	12,552
Dividends and Interest	13,633
Total Assets	9,041,753

Liabilities
Shareholder Redemptions	9,809
Securities Purchased	88,778
Due to Advisor	10,582
Total Liabilities	109,169

Net Assets	$ 8,932,584

Net Assets Consist of:
Paid In Capital	$ 8,051,777
Accumulated Undistributed Net Investment Income	60,970
Accumulated Realized Gain on Investments	118,292
Unrealized Appreciation in Value of Investments	701,545
Net Assets, for 619,994 Shares Outstanding	$ 8,932,584

Net Asset Value Per Share	$ 14.41

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2014 (UNAUDITED)

Investment Income:
Dividends (net of $9,931 of foreign tax withheld)	$ 67,483
Interest	865
Total Investment Income	68,348

Expenses:
Advisory Fees	54,248
Total Expenses	54,248

Net Investment Income	14,100

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	60,587
Change in Unrealized Depreciation on Investments	(58,410)

Net Realized and Unrealized Gain on Investments	2,177

Net Increase in Net Assets Resulting from Operations	$ 16,277

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	9/30/2014	3/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 14,100	$ 60,474
Net Realized Gain on Investments	60,587	995,260
Unrealized Depreciation on Investments	(58,410)	(374,760)
Net Increase in Net Assets Resulting from Operations	16,277	680,974

Distributions to Shareholders:
Net Investment Income	-	(37,297)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(37,297)

Capital Share Transactions	1,273,387	(7,275,227)

Total Increase (Decrease)	1,289,664	(6,631,550)

Net Assets:
Beginning of Period	7,642,920	14,274,470

End of Period (Including Undistributed Net Investment Income of $60,970 and $46,870, respectively)
	$ 8,932,584	$ 7,642,920

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 9/30/2014	Years Ended
		3/31/ 2014	3/31/ 2013	3/31/ 2012	3/31/ 2011	3/31/ 2010

Net Asset Value, at Beginning of Year	$ 14.34	$ 13.32	$ 12.86	$ 13.17	$ 12.75	$ 10.11

Income From Investment Operations:
Net Investment Income/(Loss) *	0.03	0.08	0.04	0.05	0.02	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.04	1.00	0.46	(0.32)	0.41	2.74
Total from Investment Operations	0.07	1.08	0.50	(0.27)	0.43	2.72

Distributions:
Net Investment Income	-	(0.06)	(0.04)	(0.04)	(0.01)	-
Realized Gains	-	-	-	-	-	(0.08)
Total from Distributions	-	(0.06)	(0.04)	(0.04)	(0.01)	(0.08)

Net Asset Value, at End of Year	$ 14.41	$ 14.34	$ 13.32	$ 12.86	$ 13.17	$ 12.75

Total Return **	0.49%	8.15%	3.88%	(2.03)%	3.40%	26.95%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,933	$ 7,643	$14,274	$ 13,767	$13,361	$ 14,318
Ratio of Expenses to Average Net Assets	1.35% ***	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35%,***	0.62%	0.33%	0.39%	0.18%	(0.12)%
Portfolio Turnover	9.50%	17.49%	0.00%	55.89%	21.16%	171.22%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

(1) ORGANIZATION

Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principals generally accepted in the United States of America.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Foreign currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

U.S. government securities - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of September 30, 2014:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 3,708,637	$ -	$ -	$ 3,708,637
U.S. Government Agencies and Obligations	2,999,946	-	-	2,999,946
Short-Term Investment:
Fidelity Institutional Treasury	2,306,985	-	-	2,306,985
	$ 9,015,568	$ -	$ -	$ 9,015,568

The Fund did not hold any Level 3 assets during the six months ended September 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2014, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2014, the Advisor earned $54,248 for Advisory services.  The Fund owed the Advisor $10,582 for advisory fees at September 30, 2014.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   For the six months ended September 30, 2014, no such reimbursements were made.

Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

(5) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments and US Government Securities, aggregated $352,920 and $390,785, respectively, for the six months ended September 30, 2014. Purchases and sales of U.S. Government Securities aggregated $2,999,413 and $3,000,000, respectively, for the six months ended September 30, 2014.

(6) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2014, there were 5,000,000,000 shares of capital stock for the Company with a par value of $.0001 authorized. The total paid in capital totaled $8,051,777. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	152,950	$ 2,235,771	103,389	$ 1,435,668
Shares issued in reinvestment of dividends	-	-	2,607	36,758
Shares redeemed	(66,083)	(962,384)	(644,761)	(8,747,653)
Net increase (decrease)	86,867	$ 1,273,387	(538,765)	$(7,275,227)

(7) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2014 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income	$ 46,870

Accumulated realized gains	$ 72,302

For the year ended March 31, 2014 the Fund used $799,478 of its capital loss carryforwards.

As of September 30, 2014 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investments	$ 758,249
Gross unrealized depreciation on investments	(56,704)
Net unrealized appreciation on investments	$ 701,545

Tax cost of investments, including short-term investments (a)	$ 8,314,023

(a) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2014 (UNAUDITED)

The tax character of distributions paid during the years ended March 31, 2014 and 2013 is as follows:

  2014

  2013

Ordinary income

$37,297

$41,220

On December 27, 2013 a distribution of $.06403 per share, aggregating $37,297 was paid to shareholders of record on December 26, 2013, from ordinary income.

On December 28, 2012 a distribution of $.0379 per share, aggregating $41,220 was paid to shareholders of record on December 27, 2012, from ordinary income.

There were no distributions paid during the six months ended September 30, 2014.

(8) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2014, National Financial Service LLC, in aggregate, owned approximately 42.31% of the Fund on behalf of others, and may be deemed to control the Fund. As of September 30, 2014, Charles Schwab & Co., Inc., in omnibus accounts, in aggregate, owned approximately 26.39% of the Fund and may be deemed to control the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2014	September 30, 2014	April 1, 2014 through September 30, 2014

Actual	$1,000.00	$1,004.88	$6.79
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2014 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 54	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 56	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 55	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2014.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

 Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

This Page Was Left Blank Intentionally

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 3, 2014